Allowance For Loan Losses (Schedule Of Allowance For Loan Losses And Recorded Investment In Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 356.1		$ 379.3		$ 379.3
Provision for credit losses	36.7		19.5
Other	(4.6)	[1]	(3.3)	[1]
Gross charge-offs	(44.4)	[2]	(24.3)	[2]
Recoveries	8.8		14.8
Allowance balance - end of period	352.6		386.0		356.1
Allowance balance: Loans individually evaluated for impairment	25.7		40.2
Allowance balance: Loans collectively evaluated for impairment	325.9		343.5
Loans acquired with deteriorated credit quality--Allowance	1.0	[3]	2.3	[3]
Other reserves	31.0	[1]	25.1	[1]
Finance receivables: Loans individually evaluated for impairment	219.6		340.8
Finance receivables: Loans collectively evaluated for impairment	18,297.4		18,093.0
Finance receivables: Loans acquired with deteriorated credit quality	54.7	[3]	91.9	[3]
Ending balance	18,571.7	[4]	18,525.7		18,629.2 [4]
Percent of loans total loans	100.00%		100.00%
Gross charge-offs charged directly into specific allowance for loan losses	6.2				1.5
Transfer of loans to held for sale	464.4		186.9
Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	46.7		44.3		44.3
Provision for credit losses	12.4		(5.6)
Other	(0.4)	[1]	(0.5)	[1]
Gross charge-offs	(14.3)	[2]	(4.2)	[2]
Recoveries	1.3		3.1
Allowance balance - end of period	45.7		37.1
Allowance balance: Loans individually evaluated for impairment	0.7		2.7
Allowance balance: Loans collectively evaluated for impairment	45.0		34.4
Other reserves	0.4	[1]
Finance receivables: Loans individually evaluated for impairment	20.6		20.3
Finance receivables: Loans collectively evaluated for impairment	3,532.8		2,937.4
Finance receivables: Loans acquired with deteriorated credit quality	0.1	[3]	0.3	[3]
Ending balance	3,553.5		2,958.0		3,494.4
Percent of loans total loans	19.10%		16.00%
North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	303.8		293.7		293.7
Provision for credit losses	23.2		24.9
Other	(4.1)	[1]	(2.8)	[1]
Gross charge-offs	(22.6)	[2]	(14.2)	[2]
Recoveries	6.6		8.4
Allowance balance - end of period	306.9		310.0		303.8
Allowance balance: Loans individually evaluated for impairment	25.0		36.5
Allowance balance: Loans collectively evaluated for impairment	280.9		272.4
Loans acquired with deteriorated credit quality--Allowance	1.0	[3]	1.1	[3]
Other reserves	30.6	[1]	24.7	[1]
Finance receivables: Loans individually evaluated for impairment	192.4		275.2
Finance receivables: Loans collectively evaluated for impairment	14,657.6		13,743.4
Finance receivables: Loans acquired with deteriorated credit quality	52.8	[3]	75.6	[3]
Ending balance	14,902.8		14,094.2		14,693.1
Percent of loans total loans	80.30%		76.10%
Gross charge-offs charged directly into specific allowance for loan losses	6.2				0.5
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	5.6		41.3		41.3
Provision for credit losses	1.0		0.3
Other			(0.1)	[1]
Gross charge-offs	(7.5)	[2]	(5.9)	[2]
Recoveries	0.9		3.3
Allowance balance - end of period			38.9		5.6
Allowance balance: Loans individually evaluated for impairment			1.0
Allowance balance: Loans collectively evaluated for impairment			36.7
Loans acquired with deteriorated credit quality--Allowance			1.2	[3]
Other reserves			0.2	[1]
Finance receivables: Loans individually evaluated for impairment	6.6		45.3
Finance receivables: Loans collectively evaluated for impairment	107.0		1,412.2
Finance receivables: Loans acquired with deteriorated credit quality	1.8	[3]	16.0	[3]
Ending balance	115.4		1,473.5		441.7
Percent of loans total loans	0.60%		8.00%
Gross charge-offs charged directly into specific allowance for loan losses					1.0
Corporate And Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for credit losses	0.1		(0.1)
Other	(0.1)	[1]	0.1	[1]
Other reserves			$ 0.2	[1]

[1]	“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit and for deferred purchase agreements, all of which is recorded in Other liabilities. “Other” also includes changes relating to sales and foreign currency translations.
[2]	Gross charge-offs include $6.2 million and $1.5 million charged directly to the Allowance for loan losses for the quarters ended March 31, 2014 and 2013, respectively. In 2014, $6.2 million related to North American Commercial Finance. In 2013, $1.0 million related to Non-Strategic Portfolios and $0.5 million related to North American Commercial Finance.
[3]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).
[4]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company’s interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company’s interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.